Share-based payments - Schedule of Changes in Founder's Warrant (Details)			6 Months Ended
	Jan. 07, 2017 shares benefeciary € / shares	Feb. 02, 2016 shares benefeciary € / shares	Jun. 30, 2026 shares
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards outstanding (in shares)			6,379,142
BSPCE 2016 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		450,000
Total number of awards granted (in shares)		126,400
Total number of shares to which the awards were likely to give right (in shares)		126,400
Exercise price (in euros per share) | € / shares		€ 14.46
Number of shares subscribed (in shares)			62,650
Total number of awards lapsed, cancelled or forfeited (in shares)			63,750
Total number of awards outstanding (in shares)			0
Total number of shares available for subscription (in shares)			0
Maximum total number of shares that may be subscribed (in shares)			0
BSPCE 2016 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		23,500
BSPCE 2016 O | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		23,500
BSPCE 2016 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		43
BSPCE 2016 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		450,000
Total number of awards granted (in shares)		129,250
Total number of shares to which the awards were likely to give right (in shares)		129,250
Exercise price (in euros per share) | € / shares		€ 14.46
Number of shares subscribed (in shares)			63,250
Total number of awards lapsed, cancelled or forfeited (in shares)			66,000
Total number of awards outstanding (in shares)			0
Total number of shares available for subscription (in shares)			0
Maximum total number of shares that may be subscribed (in shares)			0
BSPCE 2016 P | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		23,500
BSPCE 2016 P | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		23,500
BSPCE 2016 P | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		50
BSPCE 2017 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)	450,000
Total number of awards granted (in shares)	117,650
Total number of shares to which the awards were likely to give right (in shares)	117,650
Exercise price (in euros per share) | € / shares	€ 15.93
Number of shares subscribed (in shares)			42,350
Total number of awards lapsed, cancelled or forfeited (in shares)			20,600
Total number of awards outstanding (in shares)			54,700
Total number of shares available for subscription (in shares)			54,700
Maximum total number of shares that may be subscribed (in shares)			54,700
BSPCE 2017 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)	26,400
BSPCE 2017 O | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)	26,400
BSPCE 2017 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary	42
BSCPE 2017
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)	450,000
Total number of awards granted (in shares)	80,000
Total number of shares to which the awards were likely to give right (in shares)	80,000
Exercise price (in euros per share) | € / shares	€ 15.93
Number of shares subscribed (in shares)			30,000
Total number of awards lapsed, cancelled or forfeited (in shares)			0
Total number of awards outstanding (in shares)			50,000
Total number of shares available for subscription (in shares)			50,000
Maximum total number of shares that may be subscribed (in shares)			50,000
BSCPE 2017 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)	32,000
BSCPE 2017 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)	32,000
BSCPE 2017 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary	3